T. ROWE PRICE International Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,293
Republic of Albania, 5.90%, 6/9/28 (EUR)  330,000 412
Total Albania (Cost $3,216) 3,705
AUSTRALIA 2.6%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 478
APA Infrastructure, 2.00%, 7/15/30 (EUR)  700,000 779
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,184
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,767
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,620,000 1,998
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  700,000 837
7,043
Government Bonds 1.8%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  12,674,000 8,604
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,232
14,836
Total Australia (Cost $22,740) 21,879
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,282
Republic of Austria, 3.15%, 10/20/53 (1) 1,476,000 1,558
Total Austria (Cost $2,971) 2,840
BELGIUM 1.5%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 328
328

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.5%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 11,621,000 12,420
12,420
Total Belgium (Cost $11,505) 12,748
BRAZIL 2.0%
Corporate Bonds 0.4%
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 673
MercadoLibre, 3.125%, 1/14/31 (USD)  494,000 457
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,180,000 1,147
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  340,000 313
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 785,000 807
3,397
Government Bonds 1.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  35,118,000 5,782
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  47,256,000 7,280
13,062
Total Brazil (Cost $15,799) 16,459
BULGARIA 1.0%
Government Bonds 1.0%
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  277,000 291
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35 (EUR)  3,200,000 3,693
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  3,525,000 4,171
Total Bulgaria (Cost $8,017) 8,155
CANADA 5.0%
Asset-Backed Securities 0.2%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,196
1,196

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,244
3,244
Government Bonds 3.9%
Government of Canada, 2.75%, 12/1/48  2,000,000 1,249
Government of Canada, 3.50%, 12/1/57  1,918,000 1,342
Government of Canada, 4.00%, 3/1/29  18,027,000 13,541
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  19,492,209 16,530
Province of Ontario, 3.50%, 6/2/43  496,000 320
32,982
Non-U.S. Government Mortgage-Backed Securities 0.5%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 2,632,418 1,895
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 3,295,000 2,388
4,283
Total Canada (Cost $43,101) 41,705
CHILE 0.9%
Corporate Bonds 0.2%
AES Andes, 6.25%, 3/14/32 (USD)  330,000 346
Engie Energia Chile, 6.375%, 4/17/34 (USD)  460,000 491
Interchile, 4.50%, 6/30/56 (USD)  500,000 429
1,266
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 4,575,000,000 4,836
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,337
6,173
Total Chile (Cost $7,275) 7,439

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 3.2%
Corporate Bonds 0.1%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  600,000 608
608
Government Bonds 3.1%
People's Republic of China, Series INBK, 2.47%, 7/25/54  30,280,000 4,438
People's Republic of China, Series INBK, 2.53%, 6/15/74  3,900,000 587
People's Republic of China, Series INBK, 2.69%, 8/15/32  65,350,000 9,714
People's Republic of China, Series INBK, 3.32%, 4/15/52  41,000,000 6,961
People's Republic of China, Series INBK, 3.53%, 10/18/51  13,700,000 2,407
People's Republic of China, Series INBK, 4.00%, 6/24/69  8,300,000 1,723
25,830
Total China (Cost $24,879) 26,438
COLOMBIA 1.6%
Government Bonds 1.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,219
Republic of Colombia, Series B, 6.25%, 7/9/36  20,281,200,000 3,583
Republic of Colombia, Series B, 7.00%, 3/26/31  3,410,000,000 727
Republic of Colombia, Series B, 11.75%, 1/24/35  8,400,000,000 2,149
Republic of Colombia, Series B, 13.25%, 2/9/33  17,869,000,000 4,933
Total Colombia (Cost $12,392) 13,611
CÔTE D'IVOIRE 0.7%
Government Bonds 0.7%
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 1,400,000 1,644
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 1,832,500,000 3,285
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  142,000 159
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  915,000 1,072
Total Côte d'Ivoire (Cost $5,628) 6,160
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  2,546,000 2,655
Republic of Cyprus, 1.50%, 4/16/27  425,000 493

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 2.75%, 5/3/49  642,000 613
Total Cyprus (Cost $4,329) 3,761
CZECH REPUBLIC 2.9%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (2) 500,000 615
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 370,000 383
998
Government Bonds 2.8%
Czech Republic, Series 125, 1.50%, 4/24/40  347,220,000 11,023
Czech Republic, Series 145, 3.50%, 5/30/35  190,990,000 8,481
Czech Republic, Series 151, 4.90%, 4/14/34  72,510,000 3,601
23,105
Total Czech Republic (Cost $23,263) 24,103
DENMARK 0.7%
Corporate Bonds 0.7%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2) 560,000 623
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (2) 500,000 585
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (2) 380,000 463
DSV Finance, 3.25%, 11/6/30 (EUR)  700,000 830
Orsted, 4.875%, 1/12/32 (GBP)  1,825,000 2,358
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 447
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 807
Total Denmark (Cost $5,727) 6,113
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,604
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  74,800,000 1,262
Arab Republic of Egypt Treasury Bills, Series 364D, 25.791%,
6/23/26  71,600,000 1,260
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  67,600,000 1,261
Total Egypt (Cost $5,969) 6,387

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  3,825,000 4,509
Total Estonia (Cost $4,166) 4,509
FRANCE 4.4%
Corporate Bonds 1.9%
Abertis France, 1.475%, 1/18/31  1,300,000 1,387
Altice France, 5.875%, 2/1/27 (1)(3) 185,000 196
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 576
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  1,600,000 2,025
Banque Stellantis France, 4.00%, 1/21/27  400,000 478
BNP Paribas, VR, 2.125%, 1/23/27 (2) 1,000,000 1,173
BNP Paribas, VR, 3.875%, 1/10/31 (2) 500,000 608
BPCE, 0.25%, 1/14/31  1,100,000 1,115
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (2) 1,000,000 1,158
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,648
Engie, 3.875%, 1/6/31  700,000 849
Loxam, 6.375%, 5/15/28  645,000 781
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,347
Paprec Holding, 4.125%, 7/15/30 (1) 115,000 134
Praemia Healthcare, 1.375%, 9/17/30  400,000 426
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 1,032
Societe Generale, VR, 4.875%, 11/21/31 (2) 600,000 751
Veolia Environnement, 1.94%, 1/7/30  500,000 564
16,248
Government Bonds 2.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 6,964,000 6,497
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 8,223,000 9,582
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 43,000 51
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 4,012,000 4,447
20,577
Total France (Cost $34,501) 36,825

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 3.5%
Corporate Bonds 1.4%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 464
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,656
Fresenius, 1.625%, 10/8/27  415,000 479
Gruenenthal, 4.625%, 11/15/31 (1) 100,000 119
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 123
Gruenenthal, 6.75%, 5/15/30  600,000 740
Hannover Rueck, VR, 1.125%, 10/9/39 (2) 900,000 972
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 900,000 981
Knorr-Bremse, 3.25%, 9/21/27  400,000 476
Sartorius Finance, 4.50%, 9/14/32  600,000 739
TK Elevator Midco, 4.375%, 7/15/27 (1)(4) 490,000 575
TUI Cruises, 5.00%, 5/15/30  500,000 602
Volkswagen Bank, 4.375%, 5/3/28  400,000 486
Volkswagen Bank, 4.625%, 5/3/31  700,000 865
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 861
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 232
11,370
Government Bonds 2.1%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  14,495,266 16,920
KfW, 4.70%, 6/2/37 (CAD)  924,000 701
17,621
Total Germany (Cost $27,560) 28,991
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (2) 1,450,000 1,711
United Group, 4.625%, 8/15/28 (1) 650,000 763
Total Greece (Cost $2,257) 2,474
HUNGARY 2.1%
Government Bonds 2.1%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 852
Republic of Hungary, Series 29/A, 2.00%, 5/23/29  2,250,000,000 5,832
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,579,000,000 4,017

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,481,950,000 3,981
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  320,290,000 715
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,898
Total Hungary (Cost $16,926) 17,295
ICELAND 0.5%
Government Bonds 0.5%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  1,283,000 1,553
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  2,249,000 2,474
Total Iceland (Cost $4,100) 4,027
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.33%, 5/5/35  163,000,000 1,811
Republic of India, 6.54%, 1/17/32  144,650,000 1,633
Republic of India, 7.26%, 8/22/32  534,200,000 6,258
Total India (Cost $9,955) 9,702
INDONESIA 2.4%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,440
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 398
1,838
Government Bonds 2.2%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 8,385
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  1,820,000 1,201
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  690,000 461
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  50,160,000,000 3,019
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,258
Republic of Indonesia, Series 101, 6.875%, 4/15/29  14,452,000,000 910
Republic of Indonesia, Series 103, 6.75%, 7/15/35  18,616,000,000 1,149
Republic of Indonesia, Series 106, 7.125%, 8/15/40  36,159,000,000 2,243
18,626
Total Indonesia (Cost $20,352) 20,464

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (2) 680,000 814
AIB Group, VR, 4.625%, 5/20/35 (2) 307,000 375
1,189
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 197
Republic of Ireland, 2.00%, 2/18/45  687,000 639
836
Total Ireland (Cost $2,453) 2,025
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,503
Total Israel (Cost $3,296) 3,503
ITALY 2.1%
Corporate Bonds 0.7%
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 487
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,197
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  500,000 584
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,711
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 417
Snam, 0.875%, 10/25/26  1,165,000 1,347
5,743
Government Bonds 1.4%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 486,000 559
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 768,000 916
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,254,000 2,679
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,360,056 7,564
11,718
Total Italy (Cost $17,698) 17,461

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 8.3%
Government Bonds 8.3%
Government of Japan, Series 16, 1.30%, 3/20/63  1,003,400,000 3,956
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  959,751,426 6,698
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  417,494,220 2,873
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  310,726,300 2,122
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  2,903,923,531 19,607
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  718,496,200 4,843
Government of Japan, Series 44, 1.70%, 9/20/44  995,700,000 5,880
Government of Japan, Series 74, 1.00%, 3/20/52  1,514,150,000 6,486
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 5,074
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 5,724
Government of Japan, Series 83, 2.20%, 6/20/54  494,900,000 2,792
Government of Japan, Series 87, 2.80%, 6/20/55  582,500,000 3,726
Total Japan (Cost $81,835) 69,781
JORDAN 0.3%
Government Bonds 0.3%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  1,733,000 1,740
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  840,000 878
Total Jordan (Cost $2,604) 2,618
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  780,000 803
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,450,000 1,339
Total Kazakhstan (Cost $2,066) 2,142
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,160,000 1,108
Total Kuwait (Cost $1,162) 1,108

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.5%
Government Bonds 1.5%
Republic of Latvia, 0.375%, 10/7/26  8,433,000 9,751
Republic of Latvia, 3.875%, 5/22/29  2,070,000 2,535
Total Latvia (Cost $11,885) 12,286
LITHUANIA 1.0%
Government Bonds 1.0%
Republic of Lithuania, 3.50%, 2/13/34  1,565,000 1,851
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 6,150
Total Lithuania (Cost $7,039) 8,001
LUXEMBOURG 0.9%
Corporate Bonds 0.9%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 327
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  750,000 812
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,900
GELF Bond Issuer I, 3.625%, 11/27/31  700,000 827
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,141
Logicor Financing, 3.25%, 11/13/28  950,000 1,119
SELP Finance, 3.75%, 1/16/32  507,000 599
SES, 4.875%, 6/24/33  893,000 1,089
Total Luxembourg (Cost $7,779) 7,814
MACAO 0.3%
Corporate Bonds 0.3%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1) 760,000 764
MGM China Holdings, 7.125%, 6/26/31 (USD) (1)(4) 490,000 517
Sands China, 3.80%, 1/8/26 (USD)  855,000 853
Total Macao (Cost $2,100) 2,134

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 790,000 810
Total Madagascar (Cost $786) 810
MALAYSIA 1.8%
Government Bonds 1.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 2,043
Government of Malaysia, Series 0216, 4.736%, 3/15/46  48,566,000 12,905
Total Malaysia (Cost $13,821) 14,948
MEXICO 2.3%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,499
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (2) 1,025,000 1,007
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 970,000 1,016
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 635,000 643
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  251,000 261
4,426
Government Bonds 1.8%
Mexican Udibonos, Series S, 4.00%, 8/24/34  85,234,455 4,445
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  2,047,000 2,380
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  1,021,000 1,208
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  2,700,000 3,242
United Mexican States, Series M, 7.50%, 5/26/33  37,499,000 1,935
United Mexican States, Series M, 8.50%, 5/31/29  32,983,000 1,825
15,035
Total Mexico (Cost $17,678) 19,461
MONTENEGRO 0.6%
Government Bonds 0.6%
Government of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,386
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,529
Total Montenegro (Cost $4,542) 4,915

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 1.6%
Government Bonds 1.6%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (4) 1,937,000 2,266
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 5,374,000 6,449
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  972,000 1,167
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,421
Total Morocco (Cost $12,214) 13,303
NETHERLANDS 0.7%
Corporate Bonds 0.7%
IMCD, 3.625%, 4/30/30  700,000 830
ING Groep, VR, 0.375%, 9/29/28 (2) 400,000 449
ING Groep, VR, 1.25%, 2/16/27 (2) 1,500,000 1,754
ING Groep, VR, 1.75%, 2/16/31 (2) 700,000 779
Veon Midco, 3.375%, 11/25/27 (USD)  440,000 412
VZ Secured Financing, 3.50%, 1/15/32 (4) 600,000 666
Ziggo, 2.875%, 1/15/30  510,000 568
Total Netherlands (Cost $5,067) 5,458
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 949
Total New Zealand (Cost $837) 949
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 1,053
Total North Macedonia (Cost $915) 1,053
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,248
Total Norway (Cost $1,110) 1,248

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  3,413,000 952
Total Peru (Cost $784) 952
POLAND 0.7%
Government Bonds 0.7%
Republic of Poland, 3.125%, 7/7/32 (EUR)  528,000 619
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  1,986,000 2,385
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  643,000 739
Republic of Poland, Series 1034, 5.00%, 10/25/34  7,620,000 2,044
Total Poland (Cost $5,345) 5,787
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2) 600,000 696
EDP Servicios Financieros Espana, 4.375%, 4/4/32  1,610,000 2,004
Total Portugal (Cost $2,606) 2,700
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  850,000 656
QNB Finance, 2.75%, 2/12/27 (USD)  765,000 750
Total Qatar (Cost $1,394) 1,406
ROMANIA 0.6%
Corporate Bonds 0.1%
Digi Romania, 3.25%, 2/5/28 (EUR)  1,100,000 1,277
1,277
Government Bonds 0.5%
Republic of Romania, 5.375%, 3/22/31 (EUR)  1,080,000 1,293
Republic of Romania, 5.875%, 7/11/32 (EUR)  2,380,000 2,866
4,159
Total Romania (Cost $5,241) 5,436

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.5%
Government Bonds 0.5%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,571
Total Saudi Arabia (Cost $4,023) 4,571
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 5,362
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,791,000 1,957
Republic of Serbia, 3.125%, 5/15/27 (EUR)  5,094,000 5,987
Total Serbia (Cost $13,100) 13,306
SINGAPORE 1.3%
Government Bonds 1.3%
Republic of Singapore, 0.50%, 11/1/25  7,340,000 5,685
Republic of Singapore, 2.875%, 7/1/29  6,694,000 5,429
Total Singapore (Cost $10,213) 11,114
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (4) 1,625,000 1,671
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 1,031
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 981
Total Slovenia (Cost $3,597) 3,683
SOUTH AFRICA 1.4%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,097
1,097
Government Bonds 1.3%
Republic of South Africa, Series 2032, 8.25%, 3/31/32  115,520,000 6,605
Republic of South Africa, Series 2035, 8.875%, 2/28/35  69,352,000 3,945
10,550
Total South Africa (Cost $10,304) 11,647

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 874
874
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  1,720,000 2,021
2,021
Total South Korea (Cost $2,874) 2,895
SPAIN 3.4%
Corporate Bonds 1.5%
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (2) 900,000 1,091
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (2) 400,000 503
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 1,100,000 1,256
Banco de Sabadell, VR, 5.00% (2)(5) 400,000 474
CaixaBank, 3.75%, 9/7/29  600,000 729
CaixaBank, VR, 6.25%, 2/23/33 (2) 400,000 502
Cellnex Telecom, 1.75%, 10/23/30  2,900,000 3,173
Cirsa Finance International, 7.875%, 7/31/28  760,000 928
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,758
Lorca Telecom Bondco, 4.00%, 9/18/27  1,200,000 1,408
Telefonica Emisiones, 3.724%, 1/23/34  700,000 818
12,640
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 9,895,000 7,579
Kingdom of Spain, 3.10%, 7/30/31  2,980,000 3,568
Kingdom of Spain, 3.15%, 4/30/35 (1) 3,971,000 4,639
15,786
Total Spain (Cost $26,960) 28,426
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 635
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 438

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 933
Total Sri Lanka (Cost $1,737) 2,006
SUPRANATIONAL 0.4%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  119,100,000 1,329
1,329
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  60,000,000 681
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  96,000,000 1,106
1,787
Total Supranational (Cost $3,261) 3,116
SWEDEN 2.2%
Corporate Bonds 1.7%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 454
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  40,000,000 4,297
Stadshypotek, Series 1596, 2.50%, 2/1/30  44,000,000 4,646
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  40,600,000 4,362
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 305
Verisure Holding, 9.25%, 10/15/27 (EUR)  480,000 577
14,641
Government Bonds 0.5%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  40,516,166 4,083
4,083
Total Sweden (Cost $17,763) 18,724
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (2) 515,000 593
UBS Group, VR, 7.75%, 3/1/29 (EUR) (2) 1,200,000 1,569
Total Switzerland (Cost $1,831) 2,162

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,326
Total Tanzania (Cost $1,270) 1,326
THAILAND 2.1%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 1,340,000 1,269
GC Treasury Center, VR, 6.50% (USD) (1)(2)(5) 370,000 376
GC Treasury Center, VR, 7.125% (USD) (1)(2)(5) 290,000 300
1,945
Government Bonds 1.9%
Kingdom of Thailand, 2.05%, 4/17/28  109,900,000 3,467
Kingdom of Thailand, 2.50%, 11/17/29  245,466,000 7,976
Kingdom of Thailand, 2.70%, 6/17/40  66,900,000 2,355
Kingdom of Thailand, 2.80%, 6/17/34  38,000,000 1,304
Kingdom of Thailand, 2.98%, 6/17/45  26,300,000 940
16,042
Total Thailand (Cost $17,246) 17,987
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (2) 1,100,000 1,158
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,137
Total United Arab Emirates (Cost $3,217) 3,295
UNITED KINGDOM 5.4%
Corporate Bonds 2.6%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  700,000 831
Barclays, VR, 0.577%, 8/9/29 (EUR) (2) 820,000 904
Barclays, VR, 0.877%, 1/28/28 (EUR) (2) 425,000 489
Barclays, VR, 5.262%, 1/29/34 (EUR) (2) 460,000 595
Barclays, VR, 6.369%, 1/31/31 (2) 790,000 1,116
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 463
DS Smith, 4.50%, 7/27/30 (EUR)  401,000 497

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Heathrow Funding, 1.875%, 7/12/32 (EUR)  774,000 821
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,726
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (2) 830,000 997
Jerrold Finco, 7.50%, 6/15/31 (1) 145,000 199
Legal & General Group, VR, 5.375%, 10/27/45 (2) 525,000 706
Miller Homes Group Finco, 7.00%, 5/15/29  420,000 566
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 468
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2) 850,000 937
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2) 850,000 964
Next Group, 3.625%, 5/18/28  1,787,000 2,348
Next Group, 4.375%, 10/2/26  540,000 726
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (2) 1,050,000 1,156
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (2) 530,000 678
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (2) 800,000 956
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,207
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,168
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,344
21,862
Government Bonds 2.8%
United Kingdom Gilt, 1.25%, 10/22/41  6,908,000 5,360
United Kingdom Gilt, 3.25%, 1/22/44  3,568,000 3,622
United Kingdom Gilt, 3.75%, 3/7/27  6,727,000 9,018
United Kingdom Gilt, 4.375%, 7/31/54  4,962,000 5,589
23,589
Total United Kingdom (Cost $44,502) 45,451
UNITED STATES 5.3%
Corporate Bonds 5.0%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 475
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,170
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  510,000 592
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,027
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,199
Bank of America, VR, 1.662%, 4/25/28 (EUR) (2) 410,000 475
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 696
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 376
California Buyer, 5.625%, 2/15/32 (EUR)  470,000 575
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,345

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Citigroup, VR, 4.296%, 7/23/36 (EUR) (2) 1,198,000 1,433
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,148
Comcast, 0.75%, 2/20/32 (EUR)  800,000 807
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  700,000 856
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 586
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,452
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 110
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,211
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,177
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 454
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,773
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,167
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,406
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2) 545,000 711
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  520,000 590
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 875
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,515
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (2) 415,000 480
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (2) 650,000 812
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 608
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  650,000 888
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 415
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (2) 400,000 519
Netflix, 3.625%, 5/15/27 (EUR)  390,000 466
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,191
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,553
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 987
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 175
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 626
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (2) 1,175,000 1,424
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 482
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,166
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 838
VF, 4.125%, 3/7/26 (EUR) (4) 669,000 787
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 484
Westlake, 1.625%, 7/17/29 (EUR)  880,000 980
42,082
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,433,806 2,271
2,271
Total United States (Cost $42,188) 44,353

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
Jscb Agrobank, 9.25%, 10/2/29 (USD)  540,000 587
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  254,000 276
Total Uzbekistan (Cost $859) 863
SHORT-TERM INVESTMENTS 8.6%
Commercial Paper 1.9%
4(2)  1.6%(7)
Bacardi-Martini, 4.675%, 11/6/25  1,350,000 1,344
Canadian Natural Resources, 4.322%, 10/24/25  4,176,000 4,163
Nutrien, 4.368%, 10/20/25  1,780,000 1,776
TransCanada PipeLines, 4.391%, 10/24/25  2,020,000 2,014
VW Credit, 4.323%, 11/6/25  1,600,000 1,593
WPP CP, 4.398%, 10/20/25  1,320,000 1,317
WPP CP, 4.419%, 10/21/25  760,000 758
12,965
Non 4(2)  0.3%
NTT Finance Americas, 4.582%, 10/23/25  2,542,000 2,535
2,535
15,500
Money Market Funds 6.7%
T. Rowe Price Government Reserve Fund, 4.16% (8)(9) 56,403,953 56,404
56,404
Total Short-Term Investments (Cost $71,905) 71,904
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.16% (8)(9) 3,503,394 3,503
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,503
Total Securities Lending Collateral (Cost $3,503) 3,503

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36
Pay Fixed
2.27%  Annually,
Receive Variable
2.10% (6M
EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (3) 1 18,650 1,168
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive Fixed
2.27%  Annually,
Pay Variable
2.10% (6M
EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (3) 1 18,650 144
Standard Chartered
USD / JPY, Call,
10/17/25 @
JPY150.46 (3) 2 16,310 28
Total Options Purchased (Cost $1,481) 1,340
Total Investments in Securities  98.3%
(Cost $810,719) $ 824,761
Other Assets Less Liabilities 1.7% 14,381
Net Assets 100.0% $ 839,142
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $117,439 and represents 14.0% of net assets.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Non-income producing
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Perpetual security with no stated maturity date.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $12,965 and represents 1.5% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 2,107 (28) (54) 26
Total Côte d'Ivoire (54) 26
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 46 (36) 82
Total Greece (36) 82
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 18 8 10
Total Vietnam 8 10
Total Bilateral Credit Default Swaps, Protection
Sold (82) 118
Total Bilateral Swaps (82) 118
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 15,650 76 446 (370)
Total United States (370)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (370)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 11 17 (6)
Total Greece (6)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 4,251 60 26 34
Total Vietnam 34
Total Centrally Cleared Credit Default Swaps,
Protection Sold 28
Interest Rate Swaps 0.1%
Canada 0.0%
30 Year Interest Rate Swap, Receive
Fixed 3.444% Semi-Annually, Pay
Variable 2.560% (CORRA) Semi-
Annually, 8/20/55 510 19 — 19
Total Canada 19
Chile 0.0%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
2.373% (ICP) Semi-Annually, 4/11/35 3,715,187 22 — 22
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
2.188% (ICP) Semi-Annually, 4/24/35 1,623,000 (3) — (3)
Total Chile 19
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 4/11/30 23,370 (38) — (38)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 2 — 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 39 — 39
Total China 3
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 247 — 247
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 120 — 120
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 81 — 81
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 296 — 296
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.098% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (303) — (303)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.111% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (413) — (413)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/55 5,350 760 — 760
Total Foreign/Europe 788
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 5.735% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/8/30 268,000 2 — 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive
Fixed 5.785% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/16/32 278,000 (8) — (8)
Total India (6)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.477% (JPY TONA) Annually, 8/10/28 2,665,445 322 — 322
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.478% (JPY TONA) Annually, 2/11/30 1,321,134 54 — 54
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 725,208 75 — 75
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 429,467 42 — 42
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 429,467 42 — 42
Total Japan 535
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.770% (MXIBTIIE) 28 Days, 1/24/35 63,175 (314) — (314)
Total Mexico (314)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 5 — 5
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 4 — 4
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 18,930 (6) — (6)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,792 (3) — (3)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,793 (5) — (5)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,378 (21) — (21)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,377 (21) — (21)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 28,730 (22) — (22)
Total Poland (69)
Total Centrally Cleared Interest Rate Swaps 975
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 17,650 (19) — (19)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 (13) — (13)
Total Foreign/Europe (32)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (32)
Total Centrally Cleared Swaps 601
Net payments (receipts) of variation margin to date (623)
Variation margin receivable (payable) on centrally cleared swaps $ (22)

T. ROWE PRICE International Bond Fund

*
Credit ratings as of September 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/10/25 INR 194,234 USD 2,216 $ (30)
Bank of America 10/10/25 USD 16,590 KRW 23,405,368 (94)
Bank of America 10/17/25 CZK 98,355 USD 4,757 (12)
Bank of America 10/17/25 DKK 18,000 USD 2,840 (5)
Bank of America 10/17/25 HUF 670,002 USD 1,982 33
Bank of America 10/17/25 MXN 75,916 USD 4,052 85
Bank of America 10/17/25 USD 5,371 CZK 114,350 (147)
Bank of America 10/17/25 USD 5,904 HUF 1,950,633 38
Bank of America 10/24/25 USD 3,976 CHF 3,159 (4)
Bank of America 11/21/25 USD 1,837 EUR 1,548 14
Bank of America 12/5/25 USD 3,349 COP 13,218,761 6
Bank of America 12/5/25 USD 8,952 MYR 37,485 29
Bank of America 12/5/25 USD 385 MYR 1,623 (1)
Bank of America 1/14/26 KRW 23,405,368 USD 16,669 84
Barclays Bank 10/9/25 TWD 67,361 USD 2,304 (92)
Barclays Bank 10/16/25 TRY 55,968 USD 1,279 49
Barclays Bank 10/17/25 USD 1,076 HUF 354,362 10
Barclays Bank 10/17/25 USD 10,220 ZAR 182,415 (329)
Barclays Bank 10/24/25 CAD 349 USD 256 (5)
Barclays Bank 10/24/25 USD 3,904 JPY 576,788 (7)
Barclays Bank 12/12/25 USD 4,808 SGD 6,148 16
BNP Paribas 10/10/25 INR 377,076 USD 4,321 (78)
BNP Paribas 10/16/25 ILS 7,855 USD 2,340 31
BNP Paribas 10/16/25 TRY 119,596 USD 2,745 93
BNP Paribas 10/17/25 RON 6,762 USD 1,548 12
BNP Paribas 10/17/25 USD 4,157 HUF 1,385,874 (11)
BNP Paribas 10/17/25 USD 313 ZAR 5,409 —
BNP Paribas 10/24/25 AUD 3,031 USD 2,024 (17)
BNP Paribas 10/24/25 JPY 6,992,808 USD 47,594 (182)
BNP Paribas 11/21/25 EUR 737 USD 865 3
BNP Paribas 11/21/25 USD 5,056 GBP 3,779 (28)
BNY Mellon 10/24/25 USD 269 AUD 407 —
BNY Mellon 11/21/25 GBP 3,816 USD 5,121 13
Canadian Imperial Bank
of Commerce 10/17/25 USD 238 CZK 4,957 (1)
Citibank 10/2/25 NGN 1,326,045 USD 843 51
Citibank 10/2/25 NGN 1,326,045 USD 894 —
Citibank 10/2/25 USD 894 NGN 1,326,045 —
Citibank 10/2/25 USD 888 NGN 1,326,045 (6)
Citibank 10/9/25 USD 259 TWD 7,888 —

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/10/25 IDR 31,582,492 USD 1,899 $ (5)
Citibank 10/10/25 INR 549,682 USD 6,192 (6)
Citibank 10/17/25 USD 10,206 CZK 216,545 (242)
Citibank 10/24/25 CAD 305 USD 223 (4)
Citibank 10/24/25 USD 13,420 CAD 18,347 220
Citibank 11/12/25 EGP 125,576 USD 2,518 51
Citibank 11/21/25 USD 280 EUR 238 —
Citibank 1/7/26 NGN 1,407,896 USD 848 82
Citibank 1/9/26 USD 6,157 INR 549,682 9
Citibank 1/15/26 USD 1,892 IDR 31,582,492 5
Citibank 4/10/26 NGN 1,326,045 USD 849 3
Deutsche Bank 10/10/25 USD 926 PEN 3,282 (19)
Deutsche Bank 10/17/25 CZK 4,901 USD 236 —
Deutsche Bank 10/17/25 CZK 21,188 USD 1,023 —
Deutsche Bank 10/17/25 MXN 97,484 USD 5,166 147
Deutsche Bank 11/7/25 USD 3,926 CLP 3,825,822 (53)
Deutsche Bank 11/21/25 EUR 857 USD 1,009 1
Deutsche Bank 11/21/25 USD 2,939 EUR 2,511 (18)
Deutsche Bank 12/2/25 USD 2,589 BRL 14,483 (92)
Deutsche Bank 12/12/25 CNH 2,371 USD 334 —
Goldman Sachs 10/9/25 TWD 142,703 USD 4,685 1
Goldman Sachs 10/9/25 TWD 166,178 USD 5,457 (1)
Goldman Sachs 10/9/25 USD 12,870 TWD 365,355 874
Goldman Sachs 10/10/25 USD 15,813 IDR 258,168,100 330
Goldman Sachs 10/10/25 USD 3,848 KRW 5,330,525 48
Goldman Sachs 10/17/25 USD 1,993 HUF 654,990 23
Goldman Sachs 10/17/25 USD 3,791 MXN 70,262 (38)
Goldman Sachs 10/24/25 USD 10,133 CHF 8,000 53
Goldman Sachs 11/28/25 USD 5,379 SEK 51,287 (89)
Goldman Sachs 12/4/25 USD 10,182 THB 329,625 (44)
Goldman Sachs 1/14/26 USD 10,237 TWD 308,880 10
HSBC Bank 10/10/25 IDR 10,696,614 USD 641 1
HSBC Bank 10/10/25 IDR 97,780,295 USD 5,957 (93)
HSBC Bank 10/10/25 INR 267,021 USD 3,008 (3)
HSBC Bank 10/10/25 USD 1,862 INR 164,397 12
HSBC Bank 1/9/26 USD 2,991 INR 267,021 4
HSBC Bank 1/15/26 USD 638 IDR 10,696,614 (1)
JPMorgan Chase 10/10/25 IDR 67,887,453 USD 4,210 (139)
JPMorgan Chase 10/10/25 INR 15,277 USD 173 (1)
JPMorgan Chase 10/10/25 PEN 5,623 USD 1,577 42

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/17/25 CZK 10,427 USD 502 $ 1
JPMorgan Chase 10/17/25 USD 330 CZK 6,884 (2)
JPMorgan Chase 10/24/25 AUD 1,586 USD 1,039 11
JPMorgan Chase 10/24/25 CAD 1,026 USD 737 1
JPMorgan Chase 10/24/25 CAD 843 USD 611 (5)
JPMorgan Chase 10/24/25 JPY 411,283 USD 2,758 30
JPMorgan Chase 10/24/25 JPY 830,660 USD 5,673 (41)
JPMorgan Chase 10/24/25 NOK 13,867 USD 1,359 31
JPMorgan Chase 10/24/25 USD 1,236 AUD 1,916 (32)
JPMorgan Chase 10/24/25 USD 3,021 CAD 4,151 35
JPMorgan Chase 10/24/25 USD 445 CHF 354 (1)
JPMorgan Chase 11/12/25 EGP 18,826 USD 382 3
JPMorgan Chase 11/14/25 PLN 8,554 USD 2,337 15
JPMorgan Chase 11/21/25 EUR 6,958 USD 8,163 31
JPMorgan Chase 11/21/25 EUR 1,249 USD 1,475 (4)
JPMorgan Chase 11/21/25 GBP 303 USD 410 (2)
JPMorgan Chase 11/21/25 USD 3,766 EUR 3,184 16
JPMorgan Chase 11/21/25 USD 1,104 EUR 939 (2)
JPMorgan Chase 12/5/25 MYR 1,150 USD 274 —
JPMorgan Chase 12/5/25 USD 443 COP 1,800,524 (13)
JPMorgan Chase 12/12/25 CNH 13,595 USD 1,913 4
JPMorgan Chase 12/12/25 USD 3,276 CNH 23,245 (2)
JPMorgan Chase 1/9/26 INR 21,362 USD 239 —
JPMorgan Chase 1/14/26 KRW 997,598 USD 711 3
Morgan Stanley 10/17/25 CZK 154,514 USD 7,471 (16)
Morgan Stanley 10/17/25 USD 4,069 MXN 77,712 (167)
Morgan Stanley 11/21/25 EUR 1,248 USD 1,469 1
Morgan Stanley 11/21/25 GBP 467 USD 632 (4)
Morgan Stanley 12/12/25 USD 3,201 SGD 4,099 6
NatWest Bank 11/21/25 GBP 385 USD 517 —
Nomura Securities
International 10/24/25 USD 2,279 JPY 336,455 (2)
RBC Dominion
Securities 10/9/25 USD 358 TWD 10,886 1
RBC Dominion
Securities 10/10/25 IDR 103,268,928 USD 6,286 (93)
RBC Dominion
Securities 10/10/25 USD 4,333 IDR 71,411,891 51
RBC Dominion
Securities 10/10/25 USD 274 KRW 370,142 10

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 10/24/25 CAD 5,486 USD 3,996 $ (49)
Societe Generale 10/17/25 USD 1,010 CZK 21,677 (36)
Societe Generale 10/24/25 JPY 384,552 USD 2,636 (28)
Societe Generale 12/5/25 USD 1,117 COP 4,406,254 3
Standard Chartered 10/10/25 IDR 22,997,301 USD 1,395 (16)
Standard Chartered 11/21/25 USD 13,294 EUR 11,324 (42)
Standard Chartered 2/27/26 NGN 3,981,047 USD 2,486 105
State Street 10/17/25 HUF 2,212,032 USD 6,430 222
State Street 10/17/25 USD 20,440 CZK 427,540 (188)
State Street 10/17/25 USD 1,092 HUF 362,063 3
State Street 10/24/25 USD 1,635 AUD 2,508 (24)
State Street 10/24/25 USD 2,171 JPY 319,080 7
State Street 11/21/25 EUR 8,431 USD 9,907 21
State Street 11/21/25 USD 3,218 EUR 2,695 43
State Street 11/21/25 USD 1,232 GBP 916 1
State Street 12/2/25 USD 278 BRL 1,501 —
State Street 12/12/25 CNH 356,191 USD 50,364 (138)
Toronto-Dominion Bank 10/17/25 DKK 1,547 USD 243 —
Toronto-Dominion Bank 10/24/25 USD 4,041 CAD 5,544 53
Toronto-Dominion Bank 11/21/25 EUR 1,482 USD 1,743 2
Toronto-Dominion Bank 11/21/25 USD 1,240 EUR 1,051 2
UBS Investment Bank 10/10/25 IDR 40,913,651 USD 2,480 (26)
UBS Investment Bank 10/10/25 USD 2,791 IDR 45,546,743 60
UBS Investment Bank 10/10/25 USD 14,416 INR 1,238,894 474
UBS Investment Bank 10/10/25 USD 740 PEN 2,645 (22)
UBS Investment Bank 10/17/25 CZK 64,630 USD 3,103 16
UBS Investment Bank 10/24/25 AUD 7,191 USD 4,694 66
UBS Investment Bank 10/24/25 NZD 4,209 USD 2,543 (100)
UBS Investment Bank 10/24/25 USD 3,937 CHF 3,110 18
UBS Investment Bank 10/24/25 USD 16 NZD 27 1
UBS Investment Bank 11/28/25 SEK 39,879 USD 4,290 (38)
UBS Investment Bank 11/28/25 USD 10,454 SEK 99,842 (190)
UBS Investment Bank 12/5/25 USD 9,176 COP 37,461,340 (296)
UBS Investment Bank 12/12/25 CNH 370,729 USD 52,322 (46)
UBS Investment Bank 12/12/25 SGD 309 USD 241 —
Wells Fargo 10/10/25 KRW 29,106,035 USD 21,605 (857)
Wells Fargo 10/10/25 PEN 6,873 USD 1,931 48
Wells Fargo 10/10/25 USD 1,712 PEN 6,096 (44)
Wells Fargo 10/17/25 MXN 5,041 USD 265 9

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 10/24/25 JPY 680,902 USD 4,651 $ (34)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (570)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 118 Commonwealth of Australia ten year
bond contracts 12/25 (8,851) $ (62)
Long, 53 Commonwealth of Australia three year
bond contracts 12/25 3,747 (11)
Short, 219 Euro BOBL contracts 12/25 (30,291) (3)
Long, 4 Euro BTP contracts 12/25 563 5
Short, 127 Euro BUND contracts 12/25 (19,170) (90)
Long, 81 Euro BUXL thirty year bond contracts 12/25 10,887 144
Short, 43 Euro OAT contracts 12/25 (6,126) (50)
Long, 101 Euro SCHATZ contracts 12/25 12,685 (14)
Short, 56 Government of Canada ten year bond
contracts 12/25 (4,928) (99)
Short, 25 Government of Japan ten year bond
contracts 12/25 (22,955) 228
Long, 287 Republic of South Korea ten year bond
contracts 12/25 24,011 (307)
Short, 147 Republic of South Korea three year
bond contracts 12/25 (11,189) 56
Long, 164 U.K. Gilt ten year contracts 12/25 20,036 (4)
Short, 36 U.S. Treasury Notes five year contracts 12/25 (3,931) —
Short, 94 Ultra U.S. Treasury Notes ten year
contracts 12/25 (10,817) (105)
Net payments (receipts) of variation margin to date 285
Variation margin receivable (payable) on open futures contracts $ (27)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 1,181++
Totals $ —# $ — $ 1,181+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 28,373  ¤  ¤ $ 59,907
Total $ 59,907^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,181 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,907.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 748,014 $ — $ 748,014
Short-Term Investments 56,404 15,500 — 71,904
Securities Lending Collateral 3,503 — — 3,503
Options Purchased — 1,340 — 1,340
Total Securities 59,907 764,854 — 824,761
Swaps* — 2,230 — 2,230
Forward Currency Exchange
Contracts — 3,887 — 3,887
Futures Contracts* 433 — — 433
Total $ 60,340 $ 770,971 $ — $ 831,311
Liabilities
Swaps* $ — $ 1,593 $ — $ 1,593
Forward Currency Exchange
Contracts — 4,457 — 4,457
Futures Contracts* 745 — — 745
Total $ 745 $ 6,050 $ — $ 6,795
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F76-054Q3 09/25